Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plazas, Suite 2500 Houston, TX 77046-1173

713 626 1919 www.invesco.com
June 13, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Funds Group (Invesco Funds Group) CIK No. 0000019034 Invesco Global Core Equity Fund (the “Fund”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on May 23, 2011 (Accession Number: 0000950123-11-053068).
Please direct any comments or questions to the undersigned or contact me at (713) 214-7888.
Very truly yours,
/s/ Peter A. Davidson
Peter A. Davidson
Assistant General Counsel